UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Greg J. Lyons, Secretary and Chief Legal Officer

Russell Investment Company

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – March 31, 2010

Item 1.	Schedule of Investments

2010 QUARTERLY REPORT

LifePoints® Funds

Target Distribution Strategies

March 31, 2010

FUND

2017 Retirement Distribution Fund — A Shares

2017 Accelerated Distribution Fund — A Shares

2027 Extended Distribution Fund — A Shares

2017 Retirement Distribution Fund — S Shares

2017 Accelerated Distribution Fund — S Shares

2027 Extended Distribution Fund — S Shares

Russell Investment Company

Russell Investment Company is a series investment company with 37 different investment portfolios referred to as Funds. This Quarterly Report reports on six of these Funds.

Russell Investment Company

LifePoints® Funds

Target Distribution Strategies

Quarterly Report

March 31, 2010 (Unaudited)

Russell Investment Company - LifePoints® Funds Target Distribution Strategies.

Copyright © Russell Investments 2010. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA, part of Russell Investments.

Russell Investment Company

2017 Retirement Distribution Fund - A Shares

Schedule of Investments — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 102.4%
Other Russell Investment Company Series Mutual Funds

Bonds - 33.5%
Russell Short Duration Bond Fund	6,142	117
Russell Strategic Bond Fund	33,332	352

		469

Domestic Equities - 40.6%
Russell Real Estate Securities Fund	2,072	67
Russell U.S. Core Equity Fund	8,609	222
Russell U.S. Quantitative Equity Fund	7,822	212
Russell U.S. Small & Mid Cap Fund	3,418	67

		568

International Equities - 28.3%
Russell Emerging Markets Fund	2,625	48
Russell Global Equity Fund	15,469	125
Russell International Developed Markets Fund	7,381	222

		395

Total Investments - 102.4% (identified cost $1,311)		1,432

Other Assets and Liabilities, Net - (2.4%)		(34)

Net Assets - 100.0%		1,398

2017 Retirement Distribution Fund - A Shares	3

Russell Investment Company

2017 Accelerated Distribution Fund - A Shares

Schedule of Investments — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 103.3%
Other Russell Investment Company Series Mutual Funds

Bonds - 39.1%
Russell Short Duration Bond Fund	7,057	135
Russell Strategic Bond Fund	38,239	403

		538

Domestic Equities - 15.2%
Russell Real Estate Securities Fund	757	24
Russell U.S. Core Equity Fund	3,174	82
Russell U.S. Quantitative Equity Fund	2,877	78
Russell U.S. Small & Mid Cap Fund	1,255	25

		209

International Equities - 10.7%
Russell Emerging Markets Fund	978	18
Russell Global Equity Fund	5,731	47
Russell International Developed Markets Fund	2,729	82

		147

Short-Term Investments - 38.3%
Russell Money Market Fund	528,371	528

Total Investments - 103.3% (identified cost $1,356)		1,422

Other Assets and Liabilities, Net - (3.3%)		(45)

Net Assets - 100.0%		1,377

4	2017 Accelerated Distribution Fund - A Shares

Russell Investment Company

2027 Extended Distribution Fund - A Shares

Schedule of Investments — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.8%
Other Russell Investment Company Series Mutual Funds

Bonds - 21.7%
Russell Short Duration Bond Fund	6,221	119
Russell Strategic Bond Fund	33,756	356

		475

Domestic Equities - 4.5%
Russell Real Estate Securities Fund	366	12
Russell U.S. Core Equity Fund	1,480	38
Russell U.S. Quantitative Equity Fund	1,337	36
Russell U.S. Small & Mid Cap Fund	586	12

		98

International Equities - 3.1%
Russell Emerging Markets Fund	461	8
Russell Global Equity Fund	2,671	22
Russell International Developed Markets Fund	1,273	38

		68

Short-Term Investments - 72.5%
Russell Money Market Fund	1,591,246	1,591

Total Investments - 101.8% (identified cost $2,179)		2,232

Other Assets and Liabilities, Net - (1.8%)		(39)

Net Assets - 100.0%		2,193

2027 Extended Distribution Fund - A Shares	5

Russell Investment Company

2017 Retirement Distribution Fund - S Shares

Schedule of Investments — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.4%
Other Russell Investment Company Series Mutual Funds

Bonds - 42.8%
Russell Short Duration Bond Fund	15,027	287
Russell Strategic Bond Fund	81,551	860

		1,147

Domestic Equities - 34.5%
Russell Real Estate Securities Fund	3,397	111
Russell U.S. Core Equity Fund	14,043	361
Russell U.S. Quantitative Equity Fund	12,727	345
Russell U.S. Small & Mid Cap Fund	5,525	109

		926

International Equities - 24.1%
Russell Emerging Markets Fund	4,331	79
Russell Global Equity Fund	25,406	206
Russell International Developed Markets Fund	12,068	362

		647

Total Investments - 101.4% (identified cost $2,484)		2,720

Other Assets and Liabilities, Net - (1.4%)		(38)

Net Assets - 100.0%		2,682

6	2017 Retirement Distribution Fund - S Shares

Russell Investment Company

2017 Accelerated Distribution Fund - S Shares

Schedule of Investments — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 103.4%
Other Russell Investment Company Series Mutual Funds

Bonds - 40.0%
Russell Short Duration Bond Fund	7,111	136
Russell Strategic Bond Fund	38,277	404

		540

Domestic Equities - 15.4%
Russell Real Estate Securities Fund	726	24
Russell U.S. Core Equity Fund	3,182	82
Russell U.S. Quantitative Equity Fund	2,896	78
Russell U.S. Small & Mid Cap Fund	1,237	24

		208

International Equities - 10.7%
Russell Emerging Markets Fund	973	18
Russell Global Equity Fund	5,703	46
Russell International Developed Markets Fund	2,699	81

		145

Short-Term Investments - 37.3%
Russell Money Market Fund	503,396	503

Total Investments - 103.4% (identified cost $1,323)		1,396

Other Assets and Liabilities, Net - (3.4%)		(46)

Net Assets - 100.0%		1,350

2017 Accelerated Distribution Fund - S Shares	7

Russell Investment Company

2027 Extended Distribution Fund - S Shares

Schedule of Investments — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 103.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 17.7%
Russell Short Duration Bond Fund	3,884	74
Russell Strategic Bond Fund	21,040	222

		296

Domestic Equities - 3.5%
Russell Real Estate Securities Fund	218	7
Russell U.S. Core Equity Fund	883	23
Russell U.S. Quantitative Equity Fund	798	21
Russell U.S. Small & Mid Cap Fund	350	7

		58

International Equities - 2.4%
Russell Emerging Markets Fund	275	5
Russell Global Equity Fund	1,601	13
Russell International Developed Markets Fund	762	23

		41

Short-Term Investments - 79.4%
Russell Money Market Fund	1,332,267	1,332

Total Investments - 103.0% (identified cost $1,675)		1,727

Other Assets and Liabilities, Net - (3.0%)		(50)

Net Assets - 100.0%		1,677

8	2027 Extended Distribution Fund - S Shares

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report — March 31, 2010 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 37 different investment portfolios referred to as Funds. This Quarterly Report reports on six of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Funds seek to achieve their objective by investing in several other RIC Funds (the “Underlying Funds”) using a dynamic asset allocation investment strategy. The Underlying Funds currently include the Russell Short Duration Bond, Russell Strategic Bond, Russell Real Estate Securities, Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell Emerging Markets, Russell Global Equity, Russell International Developed Markets and Russell Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by one or more Underlying Funds. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund. Generally, Underlying Fund portfolio securities are valued at the close of the principal exchange on which they are traded.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The levels associated with valuing the Funds’ investments for the period ended March 31, 2010 were level one for all Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Notes to Quarterly Report	9

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report, continued — March 31, 2010 (Unaudited)

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Federal Income Taxes

At March 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	2017 Retirement Distribution - A Shares	2017 Accelerated Distribution - A Shares	2027 Extended Distribution - A Shares
Cost of Investments	$1,360,408	$1,370,768	$2,201,478

Unrealized Appreciation	$71,402	$50,792	$30,607
Unrealized Depreciation	—	—	—

Net Unrealized Appreciation (Depreciation)	$71,402	$50,792	$30,607

	2017 Retirement Distribution - S Shares	2017 Accelerated Distribution - S Shares	2027 Extended Distribution - S Shares
Cost of Investments	$2,550,766	$1,327,154	$1,677,501

Unrealized Appreciation	$168,926	$68,997	$49,978
Unrealized Depreciation	—	—	—

Net Unrealized Appreciation (Depreciation)	$168,926	$68,997	$49,978

4.	Subsequent Events

Management has evaluated events or transactions that may have occurred since March 31, 2010, that would merit recognition or disclosure in the Quarterly Report. This evaluation was completed through May 27, 2010, the date the Quarterly Report was issued. During the review nothing was discovered which would require further disclosure within the Quarterly Report.

10	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Shareholder Requests for Additional Information — March 31, 2010 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information	11

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-306

Item 2.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ SANDRA CAVANAUGH
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ SANDRA CAVANAUGH
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: May 27, 2010

By:	/s/ MARK E. SWANSON
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: May 27, 2010